SCHEDULE OF RECONCILIATION OF OPENING AND CLOSING BALANCE OF INVESTMENT IN EQUITY SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Opening Balance December 31, 2022	$ 474	$ 2,804	$ 4,011
Revaluation to fair value through profit or loss	1,444	(2,330)	(2,208)
Investment in equity securities			715
Conversion of SAFE to equity securities			286
Divestment in Equity Securities	(1,847)
Closing Balance December 31, 2023	$ 71	$ 474	$ 2,804